Derivative Instruments And Hedging Activities (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended											12 Months Ended								12 Months Ended		12 Months Ended			12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009	May 29, 2011 Darden Stock Units [Member]	May 29, 2011 Maximum [Member] Unvested, Unrecognized Darden Stock Units [Member]	May 29, 2011 Maximum [Member] Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member]	May 29, 2011 Minimum [Member] Unvested, Unrecognized Darden Stock Units [Member]	May 29, 2011 Minimum [Member] Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member]	May 29, 2011 Natural Gas [Member]	May 29, 2011 Treasury Lock [Member]	Aug. 29, 2009 Interest Rate Swaps [Member]	May 29, 2011 Equity Forwards [Member]	May 29, 2011 Foreign Currency [Member]		May 30, 2010 Foreign Currency [Member]		May 31, 2009 Foreign Currency [Member]	May 29, 2011 Other Commodity Futures And Swap Contracts [Member]	Aug. 29, 2010 Swap Agreements [Member]	May 29, 2011 Cash Flow Hedges [Member]	May 29, 2011 Cash Flow Hedges [Member] Treasury-Lock Instruments [Member]	May 29, 2011 Senior Notes Due August 2010 [Member]	May 29, 2011 Unvested, Unrecognized Darden Stock Units [Member]	Nov. 28, 2011 Employee-Directed Investments In Darden Stock Within The Non-Qualified Deferred Compensation Plan [Member]	May 29, 2011 7.450 % Medium-term Notes Due April 2011 [Member]	May 29, 2011 5.625% Senior Notes Due October 2012 [Member]	May 29, 2011 4.875% Senior Notes Due August 2010 [Member]	May 29, 2011 Senior Notes Due April 2011 [Member]
Contract expiration date									Sep. 01, 2012			Aug. 01, 2015	Jun. 01, 2012					Oct. 01, 2012
Interest rate of debt																									7.45%	5.625%	4.875%
Notional value of derivative instrument										$ 150,000,000									$ 150,000,000
Derivative contracts designated as hedging instruments											200,000,000
Face amount of debt																					50,000,000				75,000,000	350,000,000	150,000,000
Maturity date of debt																						Aug. 01, 2010			Apr. 01, 2011	Oct. 01, 2012	Aug. 01, 2010	Apr. 01, 2011
Investment maturity date, range start												2012
Investment maturity date, range end												2016
Reduction to interest expense related to net swap settlements	3,600,000	3,400,000
Minimum vesting period, in years	one			four
Maximum vesting period, in years	four			five
Forward contract indexed to issuer's equity, indexed shares																							0.9	0.2
Common stock at forward contract rate					$ 42.08	$ 50.19	$ 27.57	$ 23.41
Notional amount of interest rate swap derivatives		375,000,000																				150,000,000						75,000,000
Amount of Gain (Loss) Reclassified from AOCI to Earnings (effective portion)	$ 200,000	$ (2,200,000)	$ (7,400,000)										$ 400,000	[1]	$ 1,100,000	[1]	[1]			$ 300,000

[1]	Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs, which is a component of cost of sales, and selling, general and administrative expenses.